Regulatory Capital (Tables)	3 Months Ended
Jan. 31, 2024
Regulatory Capital [Abstract]
Summary of Regulatory Capital Position
The following table summarizes the Bank’s regulatory

capital positions as at January 31, 2024 and October 31, 2023.
Regulatory Capital Position
(millions of Canadian dollars, except

as noted)
As at
January 31 October 31

2024 2023
Capital
Common Equity Tier 1 Capital $ 80,679 $ 82,317
Tier 1 Capital 91,154 92,752
Total Capital 101,789 103,648
Risk-weighted assets used in the calculation

of capital ratios
579,424 571,161
Capital and leverage ratios
Common Equity Tier 1 Capital ratio 13.9% 14.4%
Tier 1 Capital ratio 15.7 16.2
Total Capital ratio 17.6 18.1
Leverage ratio 4.4 4.4
TLAC Ratio 30.8 32.7
TLAC Leverage Ratio 8.6 8.9